Fair Value Measurements and Derivatives (Textuals) (Details) T in Millions, $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2019 EUR (€) T	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt		$ 6,957.8	$ 6,601.9
Fair value of long-term debt in excess of carrying value		$ 31.3	$ 8.4
Fuel contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date	Dec. 31, 2022
Projected fuel purchases | T	1.1	1.1
Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional amount of derivatives	€ 1.8	$ 2,000.0
Interest rate contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional amount of derivatives		$ 1,700.0